FINANCIAL INSTRUMENTS - Other Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) £ / $ AUD / $	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value		$ 3,528	$ 4,915
Fair value		(45,122)	(41,511)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional		5,351
Fair value		$ 1
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		2.50%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		5.80%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional		$ 1,660	1,460
Fair value		$ (194)	(172)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.90%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		6.00%
Interest rate risk | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		$ 1,050
Fair value		$ 10
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.40%
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.60%
Interest rate risk | Interest rate swaptions
Disclosure of detailed information about financial instruments [line items]
Notional		$ 560	$ 1,660
Rates		1.00%	1.00%
Fair value		$ 0	$ 2
Interest rate risk | Interest Rate Cap Maturing July 2017
Disclosure of detailed information about financial instruments [line items]
Notional			$ 350
Rates			3.30%
Fair value			$ 0
Currency risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates			1.90%
Currency risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates			6.00%
Currency risk | Foreign currency call Maturing March 2016 | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	$ 175
Fair value	$ 0
Strike prices | AUD / $	1.22
Currency risk | Foreign currency call Maturing April 2016 | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	$ 275
Fair value	$ 0
Strike prices | AUD / $	1.25
Currency risk | Foreign currency put Maturing January 2016 | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional	$ 370
Fair value	$ 0
Strike prices | £ / $	0.71
Currency risk | Foreign currency put Maturing March 2016 | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional	$ 200
Fair value	$ (1)
Strike prices | £ / $	0.71
Currency risk | Foreign currency call Maturing April 2016 | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	$ 150
Fair value	$ 0
Strike prices | AUD / $	1.22
Currency risk | Foreign currency call, Maturing April 2016 | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	$ 150
Fair value	$ 0
Strike prices | AUD / $	1.22
Currency risk | Foreign currency call, Maturing April 2016 | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	$ 250
Fair value	$ 0
Strike prices | AUD / $	1.22